Condensed Consolidated Interim Statements of Cash Flows - MXN ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities:
Net (loss)	$ (45,055,006)	$ (430,102,758)
Items related to investment activities
Welfare oil duty	150,554,257	0
Income taxes and duties	1,576,566	84,945,189
Depreciation and amortization of wells, pipelines, properties, plant and equipment	112,567,972	109,420,397
Amortization of intangible assets	181,944	298,749
Impairment of wells, pipelines, properties, plant and equipment	52,612,179	51,841,445
Capitalized unsuccessful wells	7,161,423	4,492,794
Unsuccessful wells from intangible assets	7,218,851	13,340,903
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	1,345,269	1,696,587
Depreciation of rights of use	4,577,695	4,510,326
Unrealized foreign exchange loss in discount rate of reserve for well abandonment	6,287,000	3,736,910
(Profit) sharing in associates, net	(771,517)	(421,839)
Unrealized foreign exchange (income) loss	(162,292,044)	236,653,268
Financing cost	114,571,963	113,713,251
Financing income	(10,154,813)	(12,269,991)
Funds from operating activities	240,381,739	181,855,231
Profit-sharing duty and Welfare duty paid	(149,873,279)	(46,370,908)
Derivative financial instruments	(41,637,787)	10,275,027
Customers and accounts receivable	20,339,344	70,028,437
Inventories	(8,126,265)	6,121,066
Accounts payable and accrued expenses	5,727,379	13,828,090
Suppliers	27,275,730	39,691,932
Provisions for sundry creditors	16,001,925	1,041,755
Employee benefits	48,826,886	41,704,473
Other taxes and duties	(3,268,975)	(48,812,480)
Net cash flows from operating activities	155,646,697	269,362,623
Investing activities
Interest collected	6,246,520	5,254,829
Other assets	(2,801,563)	(1,857,764)
Acquisition of wells, pipelines, properties, plant and equipment	(119,456,776)	(194,810,063)
Acquisition of intangible assets	(10,727,694)	(25,100,939)
Net cash flows (used in) investing activities	(126,739,513)	(216,513,937)
Financing activities:
Increase in equity due to Certificates of Contribution “A”	380,100,879	150,509,050
Collections from the Mexican Government	14,359,299	20,936,777
Interest collected from the Mexican Government	1,819,299	4,328,054
Lease payments	(3,940,685)	(5,114,630)
Interest of lease paid	(1,299,462)	(1,583,972)
Loans obtained from financial institutions	817,316,948	802,721,233
Debt payments, principal only	(795,941,218)	(904,734,885)
Interest paid	(125,096,858)	(121,804,035)
Net cash flows from (used in) financing activities	287,318,202	(54,742,408)
Net increase (decrease) in cash and cash equivalents	316,225,386	(1,893,722)
Effects of foreign exchange on cash balances	(10,039,708)	26,275,406
Cash and cash equivalents at the beginning of the period	88,841,826	68,747,376
Cash and cash equivalents at the end of the period (Note 9)	$ 395,027,504	$ 93,129,060